Government Grants and Subsidies (Details) - Schedule of government subsidies received - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Government Subsidies Received [Abstract]
Rental payment for factory space and dormitories located in Shenzhen (offset against cost of sales)	$ 247		$ 66
Salaries of Hong Kong employees (offset against selling, general and administrative expenses)	62		144
Total	$ 309		$ 210